Federated Hermes Strategic Value Dividend Fund Expense Example, No Redemption - Federated Hermes Strategic Value Dividend Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 662
Expense Example, No Redemption, 3 Years	898
Expense Example, No Redemption, 5 Years	1,153
Expense Example, No Redemption, 10 Years	1,881
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	195
Expense Example, No Redemption, 3 Years	603
Expense Example, No Redemption, 5 Years	1,037
Expense Example, No Redemption, 10 Years	2,046
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	1,131
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	$ 1,037